SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Payroll payables	$ 369,880	$ 553,448
Professional fee and others	1,113,101	898,777
Accrued expenses and other current liabilities	$ 1,482,981	$ 1,452,225